ENTITY WIDE DISCLOSURES (Schedule of Property, Plant and Equipment, Net by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 4,502	$ 4,177	$ 2,563
Americas (primarily the United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	1,125	959	496
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	108	123	81
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 3,269	$ 3,095	$ 1,986